Equity - Adjustments of Additional Paid-in Capital (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Beginning balance	$ 384,529		$ 369,410	$ 366,928
Unclaimed dividend	1		2	3
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method				0
Partial disposal of interests in subsidiaries			1,175	106
Change in additional paid-in capital for not participating proportionately in the capital increase of subsidiaries			1,477	2,552
Other changes in additional paid-in capital of subsidiaries				0
Share-based payment transactions of subsidiaries	21		53	22
Ending balance	384,272	$ 12,848	384,529	369,410
Share premium [Member]
Beginning balance	126,045		126,045	126,045
Partial disposal of interests in subsidiaries			0	0
Other changes in additional paid-in capital of subsidiaries				0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	126,045		126,045	126,045
Movements Of Additional Paidin Capital For Associates And Joint Ventures Accounted For Using Equity Method
Beginning balance			0	0
Partial disposal of interests in subsidiaries			0	0
Other changes in additional paid-in capital of subsidiaries				0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance				0
Movements of additional paid-in capital arising from changes in equities of subsidiaries [Member]
Beginning balance	2,064		1,221	389
Partial disposal of interests in subsidiaries			0	1
Change in additional paid-in capital for not participating proportionately in the capital increase of subsidiaries			777	802
Other changes in additional paid-in capital of subsidiaries				0
Share-based payment transactions of subsidiaries	(1)		11	2
Treasury stock transfer of subsidiaries			55	27
Ending balance	2,063		2,064	1,221
Difference between consideration received and carrying amount of the subsidiaries' net assets upon disposal [Member]
Beginning balance	987		161	85
Partial disposal of interests in subsidiaries			826	76
Other changes in additional paid-in capital of subsidiaries				0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	987		987	161
Donated capital [Member]
Beginning balance	18		16	13
Unclaimed dividend	1		2	3
Partial disposal of interests in subsidiaries			0	0
Other changes in additional paid-in capital of subsidiaries				0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	19		18	16
Stockholders' contribution due to privatization [Member]
Beginning balance	20,648		20,648	20,648
Partial disposal of interests in subsidiaries			0	0
Other changes in additional paid-in capital of subsidiaries				0
Share-based payment transactions of subsidiaries	0		0	0
Ending balance	20,648		20,648	20,648
Additional paid-in capital [Member]
Beginning balance	149,762		148,091	147,180
Unclaimed dividend	1		2	3
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method				0
Partial disposal of interests in subsidiaries			826	77
Change in additional paid-in capital for not participating proportionately in the capital increase of subsidiaries			777	802
Other changes in additional paid-in capital of subsidiaries				0
Share-based payment transactions of subsidiaries	(1)		11	2
Treasury stock transfer of subsidiaries			55	27
Ending balance	$ 149,762	$ 5,007	$ 149,762	$ 148,091